Description of Plan	12 Months Ended
Apr. 30, 2026
EBP 005
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Medtronic Savings and Investment Plan (also known as the “Medtronic 401(k) Plan”) (the Plan) provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.
Amounts reported in thousands within this report are computed based on exact amounts, and therefore, the sum of the components may not equal the total amount reported in thousands due to rounding. Additionally, certain columns and rows within tables may not sum due to rounding.
General and Eligibility
The Plan is a contributory defined contribution plan of Medtronic, Inc. (the Company). The Plan seeks to assist employees in increasing retirement savings and financial security upon retirement. The Plan has four components: (i) a component related to participant elective deferrals under Internal Revenue Code (IRC) Section 401(k) and Company cash matching contributions under IRC Section 401(m) (401(k) Component), which prior to May 1, 2012 was referred to as the Supplemental Retirement Plan (SRP) component, (ii) an Employee Stock Ownership Plan (ESOP) component, which included matching contributions for the 401(k) Component (previously referred to as SRP) and non-matching allocations of employer stock until April 30, 2005, (iii) a Personal Investment Account (PIA) component related to additional employer contributions to a retirement account for participants in the Plan prior to January 1, 2016, and (iv) a Medtronic Core Contribution (MCC) component related to additional employer contributions to a retirement account for participants who joined the Plan on or after January 1, 2016. Participants in the Plan prior to January 1, 2016 or certain rehired employees prior to July 1, 2020 must have previously elected to participate in the PIA or were automatically enrolled in other Company benefit programs.
Generally, the Plan is available to all eligible regular full-time and part-time employees immediately upon hire. Eligible employees other than regular full- or part-time employees are eligible to receive contributions after completing one year of service in a consecutive 12-month period, as defined by the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Administration of Plan Assets
The Qualified Plan Committee (the Committee or the Plan Administrator) of the Company monitors, manages, and oversees the investment choices of the Plan and provides certain other plan administrative functions. Fidelity Management Trust Company (the Trustee) serves as Trustee of the Plan assets. Transactions are executed by the Trustee, as directed by the Plan Administrator. Fidelity Workplace Services, LLC (the Recordkeeper) serves as Recordkeeper for the Plan. The Recordkeeper provides participant services, education, and communication services. The Recordkeeper also maintains a separate account in the name of each participant in the Plan to record the assets allocated to the participant and the earnings and losses thereon, and an allocation of administrative expenses, as defined in the Plan document.
Master Trust
The investments of the Plan, along with investments of the Medtronic Puerto Rico Employees' Savings and Investment Plan, are pooled for investment purposes in the Medtronic, Inc. Master Trust Fund (the Master Trust), also known as the Medtronic Defined Contribution Plan Master Trust, under custody of the Trustee.
Transfers to Other Plans
In May 2025, the Company announced its intent to separate the Diabetes Business, with the intention to create a new independent, publicly traded company, MiniMed Group, Inc. (MiniMed). On March 9, 2026, MiniMed completed an initial public offering (the IPO). On October 15, 2026, the Company completed its separation of MiniMed through an exchange offer.
In connection with the formation of MiniMed, certain Company employees were transferred to MiniMed. As a result $546,045 thousand of assets were transferred out of the Plan and the Master Trust and is reflected as Transfers to other plans within the Statement of Changes in Net Assets Available for Benefits.
Contributions
401(k) Component
Participant contributions are made to the Plan through payroll deductions into their 401(k) Employee Contribution Accounts. Participating employees may contribute 2% to 75% of their eligible compensation to the Plan through pre-tax payroll deductions and may make Roth (after-tax) elective deferrals to the Plan, subject to statutory limits. Newly hired eligible employees are automatically enrolled in the 401(k) Component of the Plan at a pre-tax contribution rate of 6% of their eligible compensation, unless otherwise elected by the employee. This automatic enrollment occurs 60 days after the employee becomes eligible to participate, as defined above. The participant contribution rate will increase annually at a rate of 1% until the participant reaches a maximum contribution rate of 10%, subject to statutory limits. Employees who do not wish to participate in the 401(k) Component of the Plan have the option to opt out within the 60 days prior to automatic enrollment. Participants who are age 50 or older by the end of the calendar year are eligible to make additional 401(k) catch-up contributions above the regular annual contribution limit. Beginning January 1, 2025, participants ages 60 through 63 are eligible for an enhanced “super catch-up” contribution. For 2026, the “super catch-up" limit is $11,250. Beginning January 1, 2026, participants who are age 50 or older and earned more than $150,000 in Federal Insurance Contribution Act wages during the prior calendar year are required to make their 401(k) catch-up contributions as Roth contributions.
Participants direct their contributions into various investment options offered by the Plan, which consist of Company ordinary shares, a self-directed brokerage option, and managed accounts comprised of collective trusts, mutual funds, and fully benefit-responsive investment contracts. The participants may change their investment decisions at any time by contacting the Recordkeeper. However, any funds exchanged out of the fully benefit-responsive investment contract managed account (Medtronic Capital Preservation Fund) must remain invested in another investment alternative for a period of at least three months before being moved into the treasury inflation protected managed account (Medtronic Inflation Protection Fund).
Employer matching contributions are based on each participant's 401(k) Component contributions, up to 6% of eligible compensation, and are made each pay period in the amount of 50% of these contributions. Beginning January 1, 2026, qualified student loan payments are eligible for employer matching contributions, up to Plan limits, even if the participant does not make direct contributions to the 401(k) Plan. At the end of the plan year, the Company may make an additional matching contribution for each dollar participants contribute, up to 6% of eligible compensation (True-Up Contribution). The True-Up Contribution is based upon the achievement of certain Medtronic plc performance goals and is made at the discretion of the Company. Participants must be employed by the Company on the last day of the plan year in order to receive the True-Up Contribution, if any. This employment requirement does not apply to those participants that prior to the year ended April 30 have died or have had termination of employment either on or after the participant (i) attained age 55 and completed ten years of service or (ii) attained age 62 regardless of years of service. Company matching contributions are allocated into the same investments as elective contributions. For the year ended April 30, 2026, the Company made a True-Up Contribution in the amount of 6.2% of the participant contributions not to exceed 6% of eligible compensation. The Company’s matching cash contributions, including True-Up contributions, to participants’ 401(k) Component accounts were $172,753 thousand, net of forfeitures for the year ended April 30, 2026.
ESOP
Prior to May 1, 2005, participants received employer matching 401(k) Component contributions into their ESOP Employer Match Accounts in the Plan and received an annual employer contribution to their ESOP Regular Accounts in the Plan. These ESOP contributions were made in shares of Medtronic, Inc. common stock. On January 26, 2015, Medtronic, Inc. common stock was converted to Medtronic plc ordinary shares. Refer to the "General and Eligibility" section for additional information. Participants may diversify ESOP accounts to any of the 401(k) Component investment choices at any time. At April 30, 2026 and 2025, the balance of the ESOP accounts was $145,584 thousand and $163,062 thousand, respectively.
Stock Fund
Prior to June 22, 2018, participants were allowed to contribute 401(k) funds into a designated fund only in Medtronic plc stock (Medtronic plc Stock Fund). Participants may diversify Medtronic plc Stock Fund accounts to any of the 401(k) Component investment choices at any time. At April 30, 2026 and 2025, the balance of the Medtronic plc Stock Fund accounts was $235,772 thousand and $274,910 thousand, respectively.
PIA
The Company contributes an amount equal to 5% of eligible compensation to those participants electing the PIA. PIA contributions are allocated into the same investments as elective contributions. Contributions made by the Company are allocated to the participants' PIA following the last day of the year ended April 30 and are based upon eligible compensation, as defined, for the year ended April 30. Beginning in the 2013 plan year, only participants that are employees of the Company as of the last day of the plan year are eligible for these contributions. This employment requirement does not apply to those participants that prior to year ended April 30 have died or have had termination of employment either on or after the participant (i) attained age 55 and completed ten years of service or (ii) attained age 62 regardless of years of service. For the year ended April 30, 2026, the Company contributed $36,538 thousand through the PIA.
Effective January 1, 2016, the PIA option is no longer offered to new hires. Participants prior to January 1, 2016 and rehired employees prior to July 1, 2020 who previously elected PIA were grandfathered into the Plan and will continue to receive the benefits.
MCC
For participants hired on or after January 1, 2016 or rehired after June 30, 2020, and employees previously employed by Covidien, the Company contributes an amount equal to 3% of eligible compensation to participant accounts. MCC contributions are allocated into the same investments as elective contributions. Contributions made by the Company are allocated to the participants' MCC following the last day of the year ended April 30 and are based upon eligible compensation for the year ended April 30. Only participants that are employees of the Company as of the last day of the plan year are eligible for these contributions. This employment requirement does not apply to those participants that prior to year ended April 30 have died or have had termination of employment either on or after the participant (i) attained age 55 and completed ten years of service or (ii) attained age 62 regardless of years of service. For the year ended April 30, 2026, the Company contributed $114,754 thousand through the MCC.
Rollover Contributions
Subject to prior discretionary approval of the Plan Administrator and subject to Plan provisions, a participant may contribute amounts to the Plan from another qualified plan (rollover contributions).
Vesting and Forfeitures
Participants are 100% vested in their contributions, including earnings and losses thereon, at all times. Under the 401(k) Component, ESOP, PIA and MCC, active participants vest in Company contributions, including earnings and losses thereon, after completion of three years of service. Participants hired prior to January 1, 2016, vest in Company contributions under the 401(k) Component, ESOP, PIA and MCC, including earnings and losses thereon, at a rate of 20% per year and become fully vested in all Company matching contributions after three years. Participants also become fully vested upon attaining age 62, death, total disability, termination of the Plan, or complete discontinuance of employer contributions.
Nonvested account balances of terminated employees are forfeited. Forfeited employer contributions are restored if a previously terminated employee returns to the Company within five years of termination. The balances of forfeited nonvested accounts at April 30, 2026 and 2025 were $17,173 thousand and $10,756 thousand, respectively. Forfeited nonvested accounts may be used at the Plan Administrator’s election to pay any reasonable administrative expenses of the Plan or reduce employer contributions. During the year ended April 30, 2026, forfeited nonvested accounts of $8,062 thousand and $333 thousand were used by the Plan Administrator for reducing employer contributions and administrative expenses, respectively.
Distributions
Active participants may request a partial or total cash withdrawal of their after-tax contributions account and rollover contributions account at any time. Additionally, active participants who have attained age 59½ may request a partial or total cash withdrawal of their 401(k) Component Employee Contribution Account, but are not allowed to take withdrawals from their ESOP accounts, PIA, MCC or 401(k) Component Employer Match Accounts until retirement or termination of employment.
Upon termination or retirement, participants must take a complete distribution if the value of the participant’s vested account is $1 thousand or less. If the value of the participant's vested account is greater than $1 thousand, but less than or equal to $7 thousand, and the participant does not provide direction on the distribution, the Trustee will automatically establish an individual retirement account for the distribution. If the value of the participant’s vested account is greater than $7 thousand, the participant may elect to defer distribution until a later date, take a cash withdrawal, subject to applicable taxes and penalties, or request a direct rollover. Upon reaching age 55 prior to the date of retirement or termination, participants may also elect to receive the balance in a series of payments. Participant funds invested in Medtronic plc ordinary shares may be taken in-kind or as cash.
Active participants may take hardship withdrawals from their 401(k) Component Employee Contribution Account if they incur immediate and severe financial needs (as defined in the Plan document) that cannot be met through other available sources in the Plan, including available note provisions. Hardship withdrawals cannot be taken from a Participants’ 401(k) Component Employer Match Account, ESOP accounts, the PIA, or the MCC. The amount of hardship withdrawal cannot exceed the amount of the financial need plus an additional amount to cover taxes and any anticipated penalties. The hardship withdrawal is taxed upon distribution with a 10% penalty tax imposed. For hardship requests made on or after January 1, 2021, expenses and losses (including the loss of income) incurred by employees on account of a disaster declared by the Federal Emergency Management Agency (FEMA) under the Robert T. Stafford Disaster Relief and Emergency Assistance Act, provided that the employee’s principal residence or principal place of employment at the time of the disaster was located in an area designated by FEMA for individual assistance with respect to the disaster, are eligible for withdrawal.
Upon the death of a participant, vested balances are paid to the designated beneficiary, or if no beneficiary has been designated, the balance is paid according to the terms and conditions of the Plan. The beneficiary has the option to take the Medtronic plc ordinary shares in-kind or as cash. Any fraction of a share of stock is paid in cash.
Notes Receivable from Participants
Participants may have two outstanding notes at a time, as described below, and are able to borrow up to 50% of their vested account balance in the participant’s 401(k) Component accounts not to exceed the maximum note amount of $50 thousand. The notes may only be distributed from the participant's 401(k) Component balance. The minimum note amount is $1 thousand. Participants are limited to one general purpose note and one primary residence note outstanding at a time. Notes are repaid through payroll deductions in equal amounts, typically over one to five years for a general purpose note or 15 years for a primary residence note. The notes are collateralized by the balance in the participant’s account. The interest rate on new loans is calculated as one percentage point above the prime rate as reported by Reuters on the 15th date of the month prior to the first day of the month to which it is to apply. At April 30, 2026, notes receivable from participants were due at various dates through April 2041, with interest rates ranging from 3.25% to 9.50%. At April 30, 2025, notes receivables from participants were due at various dates through April 2040, with interest rates ranging from 3.25% to 9.50%.
Plan Termination
The Plan provides that the Board of Directors of the Company is able to terminate the Plan. Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated and there is not a successor plan, participants would become fully vested in their accounts. Benefits would be distributed at that time in accordance with the Plan provisions.